    As filed with the Securities and Exchange Commission on August 30, 2002.

                                                              File No. 333-07471
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 9
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  Separate Account VL I

B.       Name of depositor:  Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P. O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P. O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

            x     immediately upon filing pursuant to paragraph (b) of Rule 485
         -------
                  on __________, 2002 pursuant to paragraph (b) of Rule 485
         -------
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         -------
                  on __________ pursuant to paragraph (a)(1) of Rule 485
         -------
                  this post-effective amendment designates a new effective date
         -------  for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee:  Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.


The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 (File No. 333-07471), as filed on April 10, 2002 and declared effective on May 1, 2002.

                           STAG VARIABLE LIFE ARTISAN
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SUPPLEMENT DATED AUGUST 30, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

  HV-3871
333-07471

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                               HARTFORD         HARTFORD
                                 BOND             STOCK
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                             -------------    -------------
ASSETS
  Investments
    Number of Shares.....      27,335,297       19,291,500
                              ===========     ============
    Cost.................     $30,550,818     $117,034,080
                              ===========     ============
    Market Value.........     $30,426,290     $ 76,187,612
  Due from Hartford Life
   and Annuity Insurance
   Company...............          56,879           16,287
  Receivable from fund
   shares sold...........         --               --
  Other assets...........         --               --
                              -----------     ------------
  Total Assets...........      30,483,169       76,203,899
                              -----------     ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --               --
  Payable for fund shares
   purchased.............          56,879           16,287
  Other liabilities......              65              252
                              -----------     ------------
  Total Liabilities......          56,944           16,539
                              -----------     ------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $30,426,225     $ 76,187,360
                              ===========     ============
  Units Owned by
   Participants..........      16,755,968       29,775,983
  Unit Values............     $  1.815844     $   2.558685

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                           HARTFORD       HARTFORD                    HARTFORD       HARTFORD
                             HARTFORD       HARTFORD        CAPITAL       MORTGAGE      HARTFORD    INTERNATIONAL    DIVIDEND
                           MONEY MARKET     ADVISERS     APPRECIATION    SECURITIES      INDEX      OPPORTUNITIES   AND GROWTH
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  ------------  ------------  -------------  ------------
ASSETS
  Investments
    Number of Shares.....    97,731,247     30,468,766     26,051,762     4,604,771    16,374,558     18,097,385    23,603,980
                            ===========   ============   ============    ==========   ===========    ===========   ===========
    Cost.................   $97,731,247   $ 79,571,059   $127,882,172    $5,325,594   $56,813,474    $24,012,146   $47,346,558
                            ===========   ============   ============    ==========   ===========    ===========   ===========
    Market Value.........   $97,731,247   $ 63,074,551   $ 87,927,276    $5,313,745   $43,427,719    $16,647,948   $40,432,981
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --             --            --            --             --            --
  Receivable from fund
   shares sold...........       305,812        121,434          6,954            21        47,852         21,483        11,006
  Other assets...........         9,720              5        --            --            --             --            --
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
  Total Assets...........    98,046,779     63,195,990     87,934,230     5,313,766    43,475,572     16,669,431    40,443,987
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       305,812        121,434          6,954            21        47,852         21,483        11,006
  Payable for fund shares
   purchased.............       --             --             --            --            --             --            --
  Other liabilities......       --             --                 291            11           846            174           539
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
  Total Liabilities......       305,812        121,434          7,245            32        48,698         21,657        11,545
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $97,740,967   $ 63,074,556   $ 87,926,985    $5,313,734   $43,426,874    $16,647,774   $40,432,442
                            ===========   ============   ============    ==========   ===========    ===========   ===========
  Units Owned by
   Participants..........    64,310,418     27,567,538     28,962,612     2,950,450    17,621,818     10,672,101    16,163,970
  Unit Values............   $  1.519831   $   2.288001   $   3.035879    $ 1.800991   $  2.464381    $  1.559934   $  2.501393

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....      9,005,270       1,917,375
                             ===========      ==========
    Cost.................    $11,627,704      $2,152,361
                             ===========      ==========
    Market Value.........    $ 8,756,320      $1,857,731
  Due from Hartford Life
   and Annuity Insurance
   Company...............          2,670         --
  Receivable from fund
   shares sold...........       --                 2,139
  Other assets...........             52         --
                             -----------      ----------
  Total Assets...........      8,759,042       1,859,870
                             -----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 2,140
  Payable for fund shares
   purchased.............          2,670         --
  Other liabilities......       --               --
                             -----------      ----------
  Total Liabilities......          2,670           2,140
                             -----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $ 8,756,372      $1,857,730
                             ===========      ==========
  Units Owned by
   Participants..........      8,640,408       1,775,151
  Unit Values............    $  1.013421      $ 1.046519

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....    16,450,809    17,524,022       971,063       400,050         281,658        320,718      999,377
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
    Cost.................   $27,047,907   $38,338,140   $23,077,893    $7,777,172      $4,452,612     $2,858,484   $8,594,270
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
    Market Value.........   $19,322,462   $35,685,287   $19,926,213    $5,372,675      $3,605,219     $1,735,083   $8,164,909
  Due from Hartford Life
   and Annuity Insurance
   Company...............        18,854        52,107       --            --             --                1,771       --
  Receivable from fund
   shares sold...........       --            --              6,289         3,695              80        --            13,867
  Other assets...........            56       --            --                 54        --              --            --
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Total Assets...........    19,341,372    35,737,394    19,932,502     5,376,424       3,605,299      1,736,854    8,178,776
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --              6,289         3,695              80        --            13,867
  Payable for fund shares
   purchased.............        18,854        52,107       --            --             --                1,455       --
  Other liabilities......       --                 97           348       --                   41            155       --
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Total Liabilities......        18,854        52,204         6,637         3,695             121          1,610       13,867
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $19,322,518   $35,685,190   $19,925,865    $5,372,729      $3,605,178     $1,735,244   $8,164,909
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
  Units Owned by
   Participants..........    16,608,634    18,089,572     9,890,838     3,961,751       2,194,679        175,940      595,517
  Unit Values............   $  1.163402   $  1.972694   $  2.014578    $ 1.356150      $ 1.642690     $ 9.862691   $13.710622

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS
  Investments
    Number of Shares.....       441,228         231,325
                             ==========      ==========
    Cost.................    $4,659,148      $3,824,490
                             ==========      ==========
    Market Value.........    $4,451,992      $2,896,191
  Due from Hartford Life
   and Annuity Insurance
   Company...............         2,013             967
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --              --
                             ----------      ----------
  Total Assets...........     4,454,005       2,897,158
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............         2,013             967
  Other liabilities......       --                    3
                             ----------      ----------
  Total Liabilities......         2,013             970
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,451,992      $2,896,188
                             ==========      ==========
  Units Owned by
   Participants..........       395,565         149,918
  Unit Values............    $11.254764      $19.318485

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....     1,061,888      1,580,349       738,010       921,817      563,020      1,505,017
                            ===========    ===========    ==========    ==========   ==========    ===========
    Cost.................   $19,135,620    $40,831,207    $8,875,502    $9,286,578   $7,164,379    $24,314,294
                            ===========    ===========    ==========    ==========   ==========    ===========
    Market Value.........   $ 8,580,055    $33,203,127    $7,380,102    $6,369,757   $6,958,927    $17,864,546
  Due from Hartford Life
   and Annuity Insurance
   Company...............         2,530        --            --             --           --            --
  Receivable from fund
   shares sold...........       --              10,598         6,006        12,059        3,653         15,929
  Other assets...........       --             --                400        --                6        --
                            -----------    -----------    ----------    ----------   ----------    -----------
  Total Assets...........     8,582,585     33,213,725     7,386,508     6,381,816    6,962,586     17,880,475
                            -----------    -----------    ----------    ----------   ----------    -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              10,488         6,006        12,059        3,653         15,929
  Payable for fund shares
   purchased.............         2,530        --            --             --           --            --
  Other liabilities......           184          1,332       --                 13       --                187
                            -----------    -----------    ----------    ----------   ----------    -----------
  Total Liabilities......         2,714         11,820         6,006        12,072        3,653         16,116
                            -----------    -----------    ----------    ----------   ----------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 8,579,871    $33,201,905    $7,380,502    $6,369,744   $6,958,933    $17,864,359
                            ===========    ===========    ==========    ==========   ==========    ===========
  Units Owned by
   Participants..........       513,725      1,387,414       716,701       417,617      403,282      1,639,763
  Unit Values............   $ 16.701282    $ 23.930786    $10.297886    $15.252614   $17.255760    $ 10.894477

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
ASSETS
INVESTMENTS
    Number of Shares.....       429,730         337,007
                             ==========      ==========
    Cost.................    $5,382,526      $5,888,579
                             ==========      ==========
    Market Value.........    $4,262,926      $3,235,264
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --
  Receivable from fund
   shares sold...........         8,841           2,689
  Other assets...........       --                  620
                             ----------      ----------
  Total Assets...........     4,271,767       3,238,573
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         8,841           2,689
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......             5        --
                             ----------      ----------
  Total Liabilities......         8,846           2,689
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,262,921      $3,235,884
                             ==========      ==========
  Units Owned by
   Participants..........       425,793         376,809
  Unit Values............    $10.011733      $ 8.587589

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT          PUTNAM VT
                             INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  UTILITIES GROWTH AND
                                FUND           FUND            FUND            FUND       GROWTH FUND        INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------  -----------------  -----------  --------------  --------------------
ASSETS
INVESTMENTS
    Number of Shares.....       837,574      3,620,389        1,259,088        740,719        969,370            331,393
                            ===========     ==========      ===========     ==========    ===========        ===========
    Cost.................   $10,631,546     $3,620,389      $34,973,728     $9,647,450    $12,996,666        $ 5,360,818
                            ===========     ==========      ===========     ==========    ===========        ===========
    Market Value.........   $ 6,574,952     $3,620,389      $16,557,012     $8,970,110    $ 4,604,505        $ 3,519,391
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --              --               20,458          1,575          --
  Receivable from fund
   shares sold...........         2,626          2,590           14,616         --            --                   1,106
  Other assets...........       --                 512            2,585             62        --               --
                            -----------     ----------      -----------     ----------    -----------        -----------
  Total Assets...........     6,577,578      3,623,491       16,574,213      8,990,630      4,606,080          3,520,497
                            -----------     ----------      -----------     ----------    -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         2,624          2,590           14,616         --            --                   1,106
  Payable for fund shares
   purchased.............       --             --              --               20,458          1,575          --
  Other liabilities......           309        --              --               --              3,698                674
                            -----------     ----------      -----------     ----------    -----------        -----------
  Total Liabilities......         2,933          2,590           14,616         20,458          5,273              1,780
                            -----------     ----------      -----------     ----------    -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 6,574,645     $3,620,901      $16,559,597     $8,970,172    $ 4,600,807        $ 3,518,717
                            ===========     ==========      ===========     ==========    ===========        ===========
  Units Owned by
   Participants..........       868,451      2,398,515        1,053,334        712,248        896,399            211,421
  Unit Values............   $  7.570541     $ 1.509643      $ 15.721132     $12.594165    $  5.132543        $ 16.643200

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT     PUTNAM VT
                              VISTA        VOYAGER
                              FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS
INVESTMENTS
    Number of Shares.....   574,606.29   1,505,968.25
                           ===========  =============
    Cost.................  $ 9,953,136  $  65,093,230
                           ===========  =============
    Market Value.........  $ 5,286,378  $  35,811,925
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               2,075
  Receivable from fund
   shares sold...........        6,314       --
  Other assets...........      --            --
                           -----------  -------------
  Total Assets...........    5,292,692     35,814,000
                           -----------  -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        6,314       --
  Payable for fund shares
   purchased.............      --               2,066
  Other liabilities......          775            771
                           -----------  -------------
  Total Liabilities......        7,089          2,837
                           -----------  -------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $ 5,285,603  $  35,811,163
                           ===========  =============
  Units Owned by
   Participants..........      630,603      1,447,641
  Unit Values............  $  8.381824  $   24.737597

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
ASSETS
INVESTMENTS
    Number of Shares.....       243,418           164,087            685,107         406,971       1,222,727        3,940,311
                             ==========        ==========        ===========     ===========      ==========       ==========
    Cost.................    $3,360,624        $1,937,762        $21,710,024     $18,268,575      $1,737,249       $1,832,690
                             ==========        ==========        ===========     ===========      ==========       ==========
    Market Value.........    $2,969,702        $1,808,241        $19,895,517     $14,834,096      $1,618,610       $1,338,323
  Due from Hartford Life
   and Annuity Insurance
   Company...............         9,930             4,979             15,421          96,679         --                   205
  Receivable from fund
   shares sold...........       --               --                  --              --                3,999         --
  Other assets...........             9          --                  --                  114         --                     6
                             ----------        ----------        -----------     -----------      ----------       ----------
  Total Assets...........     2,979,641         1,813,220         19,910,938      14,930,889       1,622,609        1,338,534
                             ----------        ----------        -----------     -----------      ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --              --                3,999         --
  Payable for fund shares
   purchased.............         9,930             4,979             15,421          96,679         --                   205
  Other liabilities......       --                      6                 10         --                   11         --
                             ----------        ----------        -----------     -----------      ----------       ----------
  Total Liabilities......         9,930             4,985             15,431          96,679           4,010              205
                             ----------        ----------        -----------     -----------      ----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,969,711        $1,808,235        $19,895,507     $14,834,210      $1,618,599       $1,338,329
                             ==========        ==========        ===========     ===========      ==========       ==========
  Units Owned by
   Participants..........     3,885,479         2,149,880         21,570,499      22,647,199       2,078,519        2,628,426
  Unit Values............    $ 0.764310        $ 0.841086        $  0.922348     $  0.655013      $ 0.778727       $ 0.509175

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,227,166   $     40,006
                           ----------   ------------
CAPITAL GAINS INCOME.....     358,545        --
                           ----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         102        (25,041)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (939,809)   (14,978,698)
                           ----------   ------------
    Net gain (loss) on
     investments.........    (939,707)   (15,003,739)
                           ----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  646,004   $(14,963,733)
                           ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                         HARTFORD      HARTFORD                    HARTFORD       HARTFORD
                             HARTFORD      HARTFORD       CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL    DIVIDEND
                           MONEY MARKET    ADVISERS    APPRECIATION   SECURITIES      INDEX      OPPORTUNITIES   AND GROWTH
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  -------------  -----------  ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $789,728    $ 1,214,016   $     66,713    $201,737    $    28,423     $ 155,053    $    23,893
                             --------    -----------   ------------    --------    -----------     ---------    -----------
CAPITAL GAINS INCOME.....       6,969        --             --           --          1,619,317       --           1,963,934
                             --------    -----------   ------------    --------    -----------     ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --              5,146        (11,555)        786         (5,065)       30,020         (1,426)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (7,807,027)   (15,185,786)    (68,134)    (8,154,116)     (594,098)    (3,756,560)
                             --------    -----------   ------------    --------    -----------     ---------    -----------
    Net gain (loss) on
     investments.........      --         (7,801,881)   (15,197,341)    (67,348)    (8,159,181)     (564,078)    (3,757,986)
                             --------    -----------   ------------    --------    -----------     ---------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $796,697    $(6,587,865)  $(15,130,628)   $134,389    $(6,511,441)    $(409,025)   $(1,770,159)
                             ========    ===========   ============    ========    ===========     =========    ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                               HARTFORD          HARTFORD
                           GROWTH AND INCOME  GLOBAL ADVISERS
                               HLS FUND          HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    34,894        $    885
                              -----------        --------
CAPITAL GAINS INCOME.....        --                 1,197
                              -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1,351)          4,124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,702,638)        (68,638)
                              -----------        --------
    Net gain (loss) on
     investments.........      (1,703,989)        (64,514)
                              -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,669,095)       $(62,432)
                              ===========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    41,293   $   314,928    $  37,404       $ 133,886       $ 15,712     $ 191,903
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
CAPITAL GAINS INCOME.....       --            --            428,652       --             --              --            --
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (43,132)       (6,548)        4,610       (6,755)         (3,889)       (14,664)          195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,528,950)   (1,036,627)   (2,060,830)    (180,867)       (460,808)        62,917      (261,792)
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
    Net gain (loss) on
     investments.........    (2,572,082)   (1,043,175)   (2,056,220)    (187,622)       (464,697)        48,253      (261,597)
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,572,082)  $(1,001,882)  $(1,312,640)   $(150,218)      $(330,811)      $ 63,965     $ (69,694)
                            ===========   ===========   ===========    =========       =========       ========     =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 103,573        $  56,411
                             ---------        ---------
CAPITAL GAINS INCOME.....      --               --
                             ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,035)             900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (277,268)        (197,411)
                             ---------        ---------
    Net gain (loss) on
     investments.........     (278,303)        (196,511)
                             ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(174,730)       $(140,100)
                             =========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $    27,795    $   797,883    $     5,103   $   821,856   $ 304,153     $ 173,814
                            -----------    -----------    -----------   -----------   ---------     ---------
CAPITAL GAINS INCOME.....       --             --             --            --           --           --
                            -----------    -----------    -----------   -----------   ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (57,550)      (119,503)        (9,381)        4,374         218        19,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,326,757)    (4,027,898)    (1,272,859)   (1,005,059)   (122,805)     (781,855)
                            -----------    -----------    -----------   -----------   ---------     ---------
    Net gain (loss) on
     investments.........    (1,384,307)    (4,147,401)    (1,282,240)   (1,000,685)   (122,587)     (762,674)
                            -----------    -----------    -----------   -----------   ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,356,512)   $(3,349,518)   $(1,277,137)  $  (178,829)  $ 181,566     $(588,860)
                            ===========    ===========    ===========   ===========   =========     =========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 26,738        $ 26,768
                              --------        --------
CAPITAL GAINS INCOME.....      --              --
                              --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (14,960)            158
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       61,249         (67,230)
                              --------        --------
    Net gain (loss) on
     investments.........       46,289         (67,072)
                              --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 73,027        $(40,304)
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT          PUTNAM VT
                              INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  UTILITIES GROWTH AND
                                FUND            FUND            FUND            FUND       GROWTH FUND        INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------  -----------------  -----------  --------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $    27,415      $28,555        $  --            $ 321,538    $   --              $ 130,385
                             -----------      -------        -----------      ---------    -----------         ---------
CAPITAL GAINS INCOME.....       --             --               --               --            --               --
                             -----------      -------        -----------      ---------    -----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (16,537)      --                (38,484)        (4,991)       (39,628)           (4,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,190,038)      --             (4,381,294)      (979,584)    (1,199,083)         (766,891)
                             -----------      -------        -----------      ---------    -----------         ---------
    Net gain (loss) on
     investments.........     (1,206,575)      --             (4,419,778)      (984,575)    (1,238,711)         (771,657)
                             -----------      -------        -----------      ---------    -----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,179,160)     $28,555        $(4,419,778)     $(663,037)   $(1,238,711)        $(641,272)
                             ===========      =======        ===========      =========    ===========         =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                              VISTA       VOYAGER
                              FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   --       $   319,960
                           -----------  -----------
CAPITAL GAINS INCOME.....      --           --
                           -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (51,542)    (114,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,229,967)  (7,418,143)
                           -----------  -----------
    Net gain (loss) on
     investments.........   (1,281,509)  (7,532,813)
                           -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,281,509) $(7,212,853)
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  25,672          $  11,823        $   --          $   --           $     907         $--
                             ---------          ---------        -----------     -----------      ---------         ---------
CAPITAL GAINS INCOME.....      --                --                  --              --             --               --
                             ---------          ---------        -----------     -----------      ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (33)               (58)               209          (1,535)            92           (55,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (261,080)          (104,702)        (1,626,300)     (2,715,847)      (118,179)         (460,534)
                             ---------          ---------        -----------     -----------      ---------         ---------
    Net gain (loss) on
     investments.........     (261,113)          (104,760)        (1,626,091)     (2,717,382)      (118,087)         (515,794)
                             ---------          ---------        -----------     -----------      ---------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(235,441)         $ (92,937)       $(1,626,091)    $(2,717,382)     $(117,180)        $(515,794)
                             =========          =========        ===========     ===========      =========         =========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,227,166  $     40,006
  Capital gains income...      358,545       --
  Net realized gain
   (loss) on security
   transactions..........          102       (25,041)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (939,809)  (14,978,698)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      646,004   (14,963,733)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    3,086,785    10,611,293
  Net transfers..........    8,617,215     4,209,100
  Surrenders for benefit
   payments and fees.....     (436,147)   (4,308,499)
  Net loan activity......     (238,449)     (346,395)
  Cost of insurance......   (1,542,229)   (4,986,232)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,487,175     5,179,267
                           -----------  ------------
  Net increase (decrease)
   in net assets.........   10,133,179    (9,784,466)
NET ASSETS:
  Beginning of period....   20,293,046    85,971,826
                           -----------  ------------
  End of period..........  $30,426,225  $ 76,187,360
                           ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                        HARTFORD     HARTFORD                   HARTFORD      HARTFORD
                             HARTFORD     HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET   ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES  AND GROWTH
                             HLS FUND     HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  ------------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $    789,728  $ 1,214,016  $     66,713  $  201,737   $    28,423   $   155,053   $    23,893
  Capital gains income...         6,969      --            --           --         1,619,317       --          1,963,934
  Net realized gain
   (loss) on security
   transactions..........       --             5,146       (11,555)        786        (5,065)       30,020        (1,426)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --        (7,807,027)  (15,185,786)    (68,134)   (8,154,116)     (594,098)   (3,756,560)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       796,697   (6,587,865)  (15,130,628)    134,389    (6,511,441)     (409,025)   (1,770,159)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............    98,256,047    9,758,661    11,033,109     455,531     5,714,485     2,253,722     4,368,748
  Net transfers..........   (83,156,755)   8,103,583     6,895,143   2,492,348     6,076,450      (532,645)    3,286,825
  Surrenders for benefit
   payments and fees.....    (6,649,312)  (1,429,043)   (2,759,369)     (9,976)   (1,116,502)     (650,436)   (2,025,764)
  Net loan activity......    (2,347,616)    (167,237)     (627,092)    (11,167)     (312,788)     (171,080)     (263,886)
  Cost of insurance......    (8,285,154)  (4,184,417)   (5,377,426)   (202,675)   (3,072,051)     (835,275)   (2,244,594)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,182,790)  12,081,547     9,164,365   2,724,061     7,289,594        64,286     3,121,329
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........    (1,386,093)   5,493,682    (5,966,263)  2,858,450       778,153      (344,739)    1,351,170
NET ASSETS:
  Beginning of period....    99,127,060   57,580,874    93,893,248   2,455,284    42,648,720    16,992,513    39,081,272
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  End of period..........  $ 97,740,967  $63,074,556  $ 87,926,985  $5,313,734   $43,426,873   $16,647,774   $40,432,442
                           ============  ===========  ============  ==========   ===========   ===========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                               HARTFORD          HARTFORD
                           GROWTH AND INCOME  GLOBAL ADVISERS
                               HLS FUND          HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------
OPERATIONS:
  Net investment
   income................     $    34,894       $      885
  Capital gains income...        --                1,197.0
  Net realized gain
   (loss) on security
   transactions..........          (1,351)           4,124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,702,638)         (68,638)
                              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,669,095)         (62,432)
                              -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       1,363,660          220,367
  Net transfers..........       1,084,280          220,877
  Surrenders for benefit
   payments and fees.....         (34,891)         (24,596)
  Net loan activity......         (31,020)          (6,673)
  Cost of insurance......        (642,764)        (119,041)
                              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,739,265          290,934
                              -----------       ----------
  Net increase (decrease)
   in net assets.........          70,170          228,502
NET ASSETS:
  Beginning of period....       8,686,202        1,629,228
                              -----------       ----------
  End of period..........     $ 8,756,372       $1,857,730
                              ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $    41,293   $   314,928    $   37,404      $  133,886     $   15,712   $  191,903
  Capital gains income...       --            --            428,652       --             --              --            --
  Net realized gain
   (loss) on security
   transactions..........       (43,132)       (6,548)        4,610        (6,755)         (3,889)       (14,664)         195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,528,950)   (1,036,627)   (2,060,830)     (180,867)       (460,808)        62,917     (261,792)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,572,082)   (1,001,882)   (1,312,640)     (150,218)       (330,811)        63,965      (69,694)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     2,288,198     3,825,632     1,877,181       760,669         339,959        164,838      431,827
  Net transfers..........     1,264,908     5,561,741     2,040,116       149,071         426,565         58,480    6,179,255
  Surrenders for benefit
   payments and fees.....      (215,049)     (839,035)     (728,567)     (224,776)       (129,085)       (50,626)    (146,485)
  Net loan activity......      (285,051)     (272,382)     (442,284)      (39,331)        (27,133)       (52,874)     (74,854)
  Cost of insurance......    (1,019,768)   (2,133,414)   (1,030,533)     (228,305)       (212,800)       (67,402)    (211,466)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,033,238     6,142,542     1,715,913       417,328         397,506         52,416    6,178,277
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets.........      (538,844)    5,140,660       403,273       267,110          66,695        116,381    6,108,583
NET ASSETS:
  Beginning of period....    19,861,362    30,544,530    19,522,592     5,105,619       3,538,483      1,618,863    2,056,326
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  End of period..........   $19,322,518   $35,685,190   $19,925,865    $5,372,729      $3,605,178     $1,735,244   $8,164,909
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
OPERATIONS:
  Net investment
   income................    $  103,573      $   56,411
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (1,035)            900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (277,268)       (197,411)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (174,730)       (140,100)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       447,091         197,385
  Net transfers..........     1,076,608         118,343
  Surrenders for benefit
   payments and fees.....       (16,876)          3,292
  Net loan activity......       (28,727)         (5,893)
  Cost of insurance......      (254,907)       (125,481)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,223,189         187,646
                             ----------      ----------
  Net increase (decrease)
   in net assets.........     1,048,459          47,546
NET ASSETS:
  Beginning of period....     3,403,533       2,848,642
                             ----------      ----------
  End of period..........    $4,451,992      $2,896,188
                             ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $    27,795    $   797,883    $     5,103   $   821,856  $  304,153    $   173,814
  Capital gains income...       --             --             --            --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (57,550)      (119,503)        (9,381)        4,374         218         19,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,326,757)    (4,027,898)    (1,272,859)   (1,005,059)   (122,805)      (781,855)
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,356,512)    (3,349,518)    (1,277,137)     (178,829)    181,566       (588,860)
                            -----------    -----------    -----------   -----------  ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,162,399      4,702,297      1,090,581       512,231     653,565      2,402,812
  Net transfers..........      (945,699)      (261,638)       496,719        15,089     864,338        394,085
  Surrenders for benefit
   payments and fees.....      (467,160)    (1,942,095)      (118,643)     (223,268)   (100,034)      (490,342)
  Net loan activity......       (32,138)      (249,903)       (98,029)      (48,749)    (38,893)      (193,544)
  Cost of insurance......      (530,027)    (2,135,607)      (565,484)     (306,138)   (306,014)    (1,030,843)
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (812,625)       113,054        805,144       (50,835)  1,072,962      1,082,168
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets.........    (2,169,137)    (3,236,464)      (471,993)     (229,664)  1,254,528        493,308
NET ASSETS:
  Beginning of period....    10,749,008     36,438,369      7,852,495     6,599,408   5,704,405     17,371,051
                            -----------    -----------    -----------   -----------  ----------    -----------
  End of period..........   $ 8,579,871    $33,201,905    $ 7,380,502   $ 6,369,744  $6,958,933    $17,864,359
                            ===========    ===========    ===========   ===========  ==========    ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
OPERATIONS:
  Net investment
   income................    $   26,738      $   26,768
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........       (14,960)            158
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        61,249         (67,230)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        73,027         (40,304)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       410,751         488,974
  Net transfers..........       300,778         (71,611)
  Surrenders for benefit
   payments and fees.....       (11,200)       (100,401)
  Net loan activity......       (10,109)        (19,138)
  Cost of insurance......      (263,754)       (246,530)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       426,466          51,294
                             ----------      ----------
  Net increase (decrease)
   in net assets.........       499,493          10,990
NET ASSETS:
  Beginning of period....     3,763,428       3,224,894
                             ----------      ----------
  End of period..........    $4,262,921      $3,235,884
                             ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                          PUTNAM VT
                             PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT      UTILITIES
                             INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  GROWTH AND
                                FUND           FUND            FUND            FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------  -----------------  -----------  --------------  -----------
OPERATIONS:
  Net investment
   income................   $    27,415     $   28,555      $  --           $  321,538    $   --         $  130,385
  Capital gains income...       --             --              --               --            --             --
  Net realized gain
   (loss) on security
   transactions..........       (16,537)       --               (38,484)        (4,991)       (39,628)       (4,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,190,038)       --            (4,381,294)      (979,584)    (1,199,083)     (766,891)
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,179,160)        28,555       (4,419,778)      (663,037)    (1,238,711)     (641,272)
                            -----------     ----------      -----------     ----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       987,449        269,410        2,965,927      1,055,182        863,571       400,876
  Net transfers..........       363,844        684,913           18,128      2,657,157        (81,921)       11,632
  Surrenders for benefit
   payments and fees.....       (77,007)    (1,330,331)        (993,694)      (155,074)      (146,897)     (133,163)
  Net loan activity......       (50,392)       (17,656)        (192,908)       (24,970)      (106,572)        9,286
  Cost of insurance......      (482,680)      (222,789)      (1,218,603)      (543,532)      (332,834)     (218,228)
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       741,214       (616,453)         578,850      2,988,763        195,347        70,403
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets.........      (437,946)      (587,898)      (3,840,928)     2,325,726     (1,043,364)     (570,869)
NET ASSETS:
  Beginning of period....     7,012,591      4,208,799       20,400,525      6,644,446      5,644,171     4,089,586
                            -----------     ----------      -----------     ----------    -----------    ----------
  End of period..........   $ 6,574,645     $3,620,901      $16,559,597     $8,970,172    $ 4,600,807    $3,518,717
                            ===========     ==========      ===========     ==========    ===========    ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                              VISTA       VOYAGER
                              FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $   319,960
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      (51,542)    (114,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,229,967)  (7,418,143)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,281,509)  (7,212,853)
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............      846,006    6,334,524
  Net transfers..........      181,429   (1,152,029)
  Surrenders for benefit
   payments and fees.....      (99,185)  (1,443,232)
  Net loan activity......     (103,107)    (549,229)
  Cost of insurance......     (466,001)  (2,597,315)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      359,142      592,719
                           -----------  -----------
  Net increase (decrease)
   in net assets.........     (922,367)  (6,620,134)
NET ASSETS:
  Beginning of period....    6,207,970   42,431,297
                           -----------  -----------
  End of period..........  $ 5,285,603  $35,811,163
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   25,672        $   11,823        $   --          $   --           $      907       $ --
  Capital gains income...       --               --                  --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........           (33)              (58)               209          (1,535)             92          (55,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (261,080)         (104,702)        (1,626,300)     (2,715,847)       (118,179)        (460,534)
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (235,441)          (92,937)        (1,626,091)     (2,717,382)       (117,180)        (515,794)
                             ----------        ----------        -----------     -----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       440,664           239,061          2,706,405       2,344,058         246,512           83,874
  Net transfers..........     1,031,238           946,523          9,600,972       7,236,924         623,335        1,223,210
  Surrenders for benefit
   payments and fees.....       (15,178)           (1,961)           (77,761)       (145,573)        (16,227)         (40,115)
  Net loan activity......       (27,993)           (1,201)           (34,320)        (46,048)         (6,115)         (54,553)
  Cost of insurance......      (196,549)          (95,312)        (1,213,408)     (1,033,201)        (95,497)         (77,470)
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,232,182         1,087,110         10,981,888       8,356,160         752,008        1,134,946
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets.........       996,741           994,173          9,355,797       5,638,778         634,828          619,152
NET ASSETS:
  Beginning of period....     1,972,970           814,062         10,539,710       9,195,432         983,771          719,177
                             ----------        ----------        -----------     -----------      ----------       ----------
  End of period..........    $2,969,711        $1,808,235        $19,895,507     $14,834,210      $1,618,599       $1,338,329
                             ==========        ==========        ===========     ===========      ==========       ==========

_____________________________________ SA-31 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 3,271,136   $ 2,544,843
   Common stocks                                           13,576        46,044
   Mortgage loans                                         166,192       190,762
   Real estate                                             24,356        24,871
   Policy loans                                           259,013       237,211
   Cash and short-term investments                        456,657       316,749
   Other invested assets                                   18,466        51,672
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     4,209,396     3,412,152
 ------------------------------------------------------------------------------
   Investment income due and accrued                       52,873        44,233
   Federal income taxes recoverable                        72,053       220,929
   Deferred tax asset                                      50,359        40,825
   Other assets                                            96,110        94,032
   Separate account assets                             38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $ 4,872,410   $ 4,098,344
   Liability for deposit type contracts                    50,949        35,494
   Policy and contract claim liabilities                   28,661        27,138
   Asset valuation reserve                                    512         5,731
   Payable to affiliates                                   30,735        29,885
   Accrued expense allowances and other amounts due
    from separate accounts                             (1,369,443)   (1,557,253)
   Remittances and items not allocated                    153,903       110,968
   Other liabilities                                      207,315       207,814
   Separate account liabilities                        38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    42,366,073    46,385,460
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock -- 3,000 shares authorized, 2,000
    shares issued and outstanding                           2,500         2,500
   Gross paid-in and contributed surplus                  986,883       986,883
   Unassigned funds                                      (483,634)     (135,333)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       505,749       854,050
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $3,833,940   $9,619,125
   Considerations for supplementary contracts with
    life contingencies                                        71            1
   Net investment income                                 103,757       86,830
   Commissions and expense allowances on
    reinsurance ceded                                     15,167       46,124
   Reserve adjustment on reinsurance ceded               (81,542)     410,212
   Fee income                                            418,595      411,682
   Modified coinsurance adjustment on reinsurance
    assumed                                              266,157   (4,684,630)
   Other revenues                                          8,236        2,702
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    4,564,381    5,892,046
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                            109,357       71,480
   Disability and other benefits                           6,058        6,216
   Surrenders and other fund withdrawals               2,269,599    2,069,170
   Commissions                                           277,529      927,352
   Increase in aggregate reserves for life and
    accident and health policies                         526,074    1,901,758
   General insurance expenses                            161,935      144,770
   Net transfers to separate accounts                  1,356,867    1,455,213
   Other expenses                                         16,634       10,409
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    4,724,053    6,586,368
 ----------------------------------------------------------------------------
   Net loss from operations before federal income
    tax benefit                                         (159,672)    (694,322)
   Federal income tax benefit                            (13,108)    (214,121)
 ----------------------------------------------------------------------------
                           NET LOSS FROM OPERATIONS     (146,564)    (480,201)
 ----------------------------------------------------------------------------
   Net realized capital losses, after tax                (16,814)        (709)
 ----------------------------------------------------------------------------
                                           NET LOSS   $ (163,378)  $ (480,910)
 ----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                            JUNE 30,
 --------------------------------------------------------------------------
                                                        2002        2001
 --------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND
  OUTSTANDING
 --------------------------------------------------------------------------
   Balance, beginning and end of year                 $   2,500   $   2,500
 --------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
 --------------------------------------------------------------------------
   Beginning of year                                    986,883     226,043
   Capital contribution                                      --     760,840
 --------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     986,883
 --------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          (318,167)    310,720

   Net (loss) income                                   (163,378)   (480,910)
   Change in net unrealized capital losses on
    common stocks and other invested assets              (5,581)     (4,742)
   Change in net deferred income tax                     67,276      41,559
   Change in asset valuation reserve                       (513)     (2,988)
   Change in non-admitted assets                        (63,271)     (5,384)
   Cummulative effect of changes in accounting
    principles                                               --       6,413
   Credit on reinsurance ceded                               --          --
                               BALANCE, END OF YEAR    (483,634)   (135,332)
 --------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 --------------------------------------------------------------------------
   End of year                                        $ 505,749   $ 854,051
 --------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                             JUNE 30,
-----------------------------------------------------------------------------
                                                        2002         2001
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                $3,832,361   $ 8,551,921
  Net investment income                                 103,161        66,506
  Fee income                                            418,595       411,682
  Commissions and expense allowances on
   reinsurance ceded                                    (66,375)      456,336
  MODCO adjustment on reinsurance assumed               266,157        45,356
  Other income                                            5,936             0
                                                     ----------   -----------
    Total income                                      4,559,835     9,531,801
                                                     ----------   -----------
  Benefits paid                                       2,405,112     2,120,934
  Net transfers to separate accounts                  1,240,583     5,226,565
  Other expenses                                        362,309     1,051,389
                                                     ----------   -----------
    Total benefits and expenses                       4,008,004     8,398,888
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES      551,831     1,132,913
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                 439,447       711,097
  Mortgage loans                                         13,864        16,658
  Other                                                 105,600        53,454
                                                     ----------   -----------
    Total investment proceeds                           558,911       781,209
                                                     ----------   -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                               1,090,487     2,074,754
  Common stocks                                              38        14,232
  Mortgage loans                                            226       168,365
  Other                                                   2,083        50,789
                                                     ----------   -----------
    Total investments acquired                        1,092,834     2,308,140
                                                     ----------   -----------
  Net increase in policy loans                            8,793       156,416
-----------------------------------------------------------------------------
            NET CASH USED FOR INVESTING ACTIVITIES   $ (542,716)  $(1,683,347)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital contribution                                        0       760,840
  Net other cash used                                    25,778        40,816
-----------------------------------------------------------------------------
                    NET CASH PROVIDED BY FINANCING
                      AND MISCELLANEOUS ACTIVITIES       25,778       801,656
-----------------------------------------------------------------------------
  Net increase in cash and short-term investments        34,893       251,222
  Cash and Short-Term Investments, Beginning of
   Year                                                 421,764        65,527
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  456,657   $   316,749
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                                     PART II

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)      Not Applicable.

         (c)      Principal Underwriting Agreement.(2)

         (d)      Form of Flexible Premium Variable Life Insurance Policy.(2)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

         (f)      Certificate of Incorporation of Hartford and Bylaws of
                  Hartford.(3)

         (g)      Contracts of Reinsurance.(4)

         (h)      Form of Participation Agreement.(4)

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)      Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(5)

         (m)      Not Applicable.

         (n)      Not Applicable.(6)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6, File No. 333-07471, filed on April 10, 2002.

         (o)      No financial statement will be omitted.

         (p)      Not Applicable.

         (q)      Memorandum describing transfer and redemption procedures.(2)

         (r)      Copy of Power of Attorney.

         (s)      Organizational Chart.(7)

Item 28.  Officers and Directors.


NAME                       POSITION WITH HARTFORD
----                       -----------------------
David A. Carlson           Vice President

Michael B. Cefole          Vice President

Patrice Kelly-Ellis        Vice President

Bruce W. Ferris            Vice President

Timothy M. Fitch           Vice President and Actuary

Mary Jane B. Fortin        Vice President & Chief Accounting Officer

David T. Foy               Senior Vice President, Chief Financial Officer and
                           Treasurer, Director*

Lois W. Grady              Senior Vice President

Susan Hess                 Vice President

Ryan Johnson               Vice President

Stephen T. Joyce           Senior Vice President

Michael D. Keeler          Vice President

Robert A. Kerzner          Executive Vice President

David N. Levenson          Senior Vice President

Joseph F. Mahoney          Vice President

Thomas M. Marra            President, Chief Executive Officer and Chairman of
                           the Board, Director*

Gary J. Miller             Vice President

---------------------------
(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

NAME                       POSITION WITH HARTFORD
----                       -----------------------
Tom Nassiri                Vice President

Marianne O'Doherty         Vice President and Assistant General Counsel

Craig R. Raymond           Senior Vice President and Chief Actuary

Christine Hayer Repasy     Senior Vice President, General Counsel and Corporate
                           Secretary, Director*

Martin A. Swanson          Vice President

Joe M. Thomson             Senior Vice President

John C. Walters            Executive Vice President, Director*

David M. Znamierowski      Senior Vice President and Chief Investment Officer,
                           Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

                  Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account

                  Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
                  Hartford Life and Annuity Insurance Company - Separate Account VL I
                  Hartford Life and Annuity Insurance Company - Separate Account VL II
                  Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)      Directors and Officers of HESCO

                                   POSITIONS AND OFFICES
              NAME                 WITH  UNDERWRITER
             ------                -----------------
         David A. Carlson          Vice President
         Timothy M. Fitch          Senior Vice President & Actuary
         George R. Jay             Controller
         Robert A. Kerzner         Executive Vice President, Director
         Joseph F. Mahoney         Vice President
         Thomas M. Marra           President, Chief Executive Officer and
                                   Chairman of the Board, Director
         Christine Hayer Repasy    Senior Vice President, General Counsel and
                                   Corporate Secretary, Director
         John C. Walters           Executive Vice President


         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:  Thomas M. Marra                               *By: /s/ Marianne O'Doherty
    -----------------                                   ------------------------
     Thomas M. Marra, President, Chief Executive        Marianne O'Doherty
     Officer and Chairman of the Board*                 Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    -----------------
      Thomas M. Marra, President, Chief Executive
      Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,                 -----------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
David M. Znamierowski, Senior Vice President &       Date: August 30, 2002
     Chief Investment Officer, Director*



333-07471

                                  EXHIBIT INDEX



1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2      Copy of Power of Attorney.